Goodwill - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Accumulated impairment [member]
Disclosure of reconciliation of changes in goodwill [line items]
Impairment loss	₩ 11,300	₩ 33,441
Shinsegi Telecom, Inc. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	5.20%	5.40%
Pre-tax annual discount rate	7.00%	8.40%
Annual growth rate	0.00%	0.00%
SK Broadband Co., Ltd. [member]
Disclosure of reconciliation of changes in goodwill [line items]
Annual discount rate	6.00%	6.20%
Pre-tax annual discount rate	7.60%	7.90%
Annual growth rate	1.00%	1.00%